Schedule of deferred tax assets (liabilities) - noncurrent (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Total deferred taxes - assets		R$ 75,799	R$ 53,563
Statement of operations		241,285
Shareholders equity and other	[1]	175
Statement of operations		22,061
Total deferred taxes - liabilities		411	219,634
Total deferred taxes - liabilities		(411)	(219,634)
Shareholders equity and other	[1]
Total deferred taxes - liabilities		(411)
[custom:DeferredTaxesIncome-0]
[custom:ShareholdersEquityAndOther1-0]	[1]
Income Tax losses carry forward [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Total deferred taxes - assets			37,921
Statement of operations		12,464
Shareholders equity and other	[1]
Income Tax Losses Carry Forward 1 [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Total deferred taxes - assets		50,385
Shareholders equity and other	[1]
Negative basis Of social contribution [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Total deferred taxes - assets			13,650
Statement of operations		219,223
Negative Basis Of Social Contribution 1 [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Total deferred taxes - assets		18,137
Statement of operations		4,487
Shareholders equity and other	[1]
Allowance for expenses loss on trade receivables and other credits [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Total deferred taxes - assets			2,004
Statement of operations		7,695
Shareholders equity and other
Total deferred taxes - liabilities		209,141	201,446
Total deferred taxes - liabilities		(209,141)	(201,446)
Allowance For Expenses Loss On Trade Receivables And Other Credits 1 [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Total deferred taxes - assets		7,132
Statement of operations		5,128
Shareholders equity and other	[1]
Provision for legal proceedings and tax liabilities [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Total deferred taxes - assets			(83)
Statement of operations		119,103
Shareholders equity and other	[1]
Total deferred taxes - liabilities		243,826	124,723
Total deferred taxes - liabilities		(243,826)	(124,723)
Provision For Legal Proceedings And Tax Liabilities 1 [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Total deferred taxes - assets		(94)
Statement of operations		(11)
Shareholders equity and other	[1]
Other [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Total deferred taxes - assets			71
Statement of operations		(32,895)
Shareholders equity and other	[1]
Total deferred taxes - liabilities		48,169	81,064
Total deferred taxes - liabilities		(48,169)	(81,064)
Other 1 [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Total deferred taxes - assets		239
Statement of operations		(7)
Other 2 [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Shareholders equity and other	[1]	175
Derivative Transactions [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Statement of operations		28,400
Shareholders equity and other	[1]
Total deferred taxes - liabilities		(502)	(28,902)
Total deferred taxes - liabilities		502	28,902
Breakage Provision [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Statement of operations		(3,748)
Shareholders equity and other	[1]
Total deferred taxes - liabilities		(197,246)	(193,498)
Total deferred taxes - liabilities		197,246	193,498
Slots [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Statement of operations
Shareholders equity and other	[1]
Total deferred taxes - liabilities		(353,226)	(353,226)
Total deferred taxes - liabilities		353,226	353,226
Depreciation Of Engines and Parts For Aircraft Maintenance [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Statement of operations		(7,733)
Total deferred taxes - liabilities		(202,522)	(194,789)
Total deferred taxes - liabilities		202,522	194,789
Deposits in guarantee for leases agreements
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Statement of operations		(15,638)
Shareholders equity and other	[1]
Total deferred taxes - liabilities		(143,297)	(127,659)
Total deferred taxes - liabilities		143,297	127,659
Provisions For Aircrafts Redelivery [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Statement of operations		119,968
Shareholders equity and other	[1]
Total deferred taxes - liabilities		310,746	190,778
Total deferred taxes - liabilities		(310,746)	(190,778)
Aircraft Leases And Others [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Statement of operations		73,914
Shareholders equity and other	[1]
Total deferred taxes - liabilities		84,500	10,586
Total deferred taxes - liabilities		(84,500)	(10,586)
Unrealized Profit [Member]
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Statement of operations		(69,843)
Shareholders equity and other	[1]
Total deferred taxes - liabilities			69,843
Total deferred taxes - liabilities			R$ (69,843)

[1]	Exchange rate change recognized in other comprehensive income.